Concentrations and Risks (Details Narrative) (10K) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Proceeds from convertible debt	$ 1,054,089	$ 1,274,000	$ 2,890,080	$ 1,634,500
Reimbursement on goods and service tax receivable percentage	100.00%		100.00%	100.00%
Lender One [Member]
Proceeds from convertible debt			$ 1,577,018
Convertible debt, percentage			55.00%
Lender Two [Member]
Proceeds from convertible debt			$ 951,900
Convertible debt, percentage			33.00%